Summary of Significant Accounting Policies (Details)																1 Months Ended			3 Months Ended						4 Months Ended	6 Months Ended	9 Months Ended					12 Months Ended
		Aug. 14, 2025 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Feb. 27, 2025 USD ($)	Feb. 07, 2025 USD ($)	Dec. 30, 2024 USD ($)	Dec. 17, 2024 USD ($)	Nov. 15, 2024 USD ($)	May 03, 2024 USD ($)	Feb. 14, 2024 USD ($)	Dec. 18, 2023 USD ($) shares	Oct. 06, 2023 USD ($) shares	Aug. 21, 2023 USD ($)	Sep. 23, 2022 USD ($)	Dec. 20, 2021 USD ($)	Feb. 05, 2025 USD ($)	Apr. 30, 2024 USD ($) shares	Jun. 30, 2018	Sep. 30, 2025 USD ($)		Sep. 30, 2024 USD ($)		Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Jun. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)		Sep. 30, 2024 USD ($) shares		Sep. 30, 2023 USD ($)	Dec. 31, 2024 USD ($) shares		Dec. 31, 2023 USD ($) shares		Dec. 31, 2021 USD ($) $ / shares shares	Sep. 16, 2025 USD ($)	Sep. 04, 2025	Jul. 25, 2025 USD ($)	Jul. 11, 2025 USD ($) $ / shares shares	Jul. 01, 2025 USD ($)	May 21, 2025 USD ($) $ / shares shares	Apr. 07, 2025 USD ($) shares	Mar. 26, 2025 USD ($) shares	Mar. 10, 2025 USD ($)	Feb. 28, 2025	Jan. 06, 2025	Oct. 13, 2024 USD ($)	Aug. 14, 2024	Nov. 02, 2023 USD ($)	Feb. 24, 2023	Jan. 12, 2023 USD ($)	Dec. 31, 2022	Sep. 09, 2022 USD ($)	May 31, 2022	May 30, 2022	Jan. 15, 2021 $ / shares	Oct. 28, 2019 $ / shares shares
Summary of Significant Accounting Policies [Line Items]
Loan, transfer from held-for-sale to held-in-portfolio																											$ 8,876,000		$ 22,576,000
Senior notes payable																			$ 12,222,000								67,208,000
Nonredeemable noncontrolling interest, recognized																											12,494,000
Noncontrolling interest																			1,575,000								1,575,000
Payments to noncontrolling interests																											2,918,000
Share-based payment arrangement, decrease due to reclassification to liability awards																											2,138,000
Fair value at issuance			$ 80,000																																					$ 248,000		$ 590,000	$ 67,000	$ 863,000
Proceeds from sale of productive assets																													2,000,000			$ 2,000,000
Proceeds from sale and collection of loans receivable																													42,077,000			53,530,000		$ 26,817,000
Business combination, consideration transferred, loans receivable																													11,453,000			16,698,000
Change in fair value of financial instruments and other																													120,000			120,000
Loans receivable - at fair value																			$ 55,018,000								$ 55,018,000					$ 90,103,000
Nonaccrual to outstanding, percent																			2.40%						7.70%		2.40%					23.40%		7.70%
Fair value, option, aggregate differences, loans and long-term receivables																			$ 322,946,000						$ 23,463,000		$ 322,946,000					$ 355,901,000		$ 23,463,000
Financing receivable, unrealized gain																			1,299,000		71,477,000						5,997,000		259,260,000			(332,438,000)		(55,756,000)
Financing receivable, nonaccrual																			1,303,000						41,236,000		1,303,000					21,122,000		41,236,000
Financing receivable, 90 days or more past due, still accruing																			325,155,000						43,326,000		325,155,000					321,544,000		43,326,000
Fair value, option, credit risk, gains (losses) on assets																			1,316,000		(71,746,000)						(5,980,000)		(259,163,000)			(323,840,000)		6,322,000
Loan receivable																			55,018,000						532,419,000		55,018,000					90,103,000		532,419,000
Take-private transaction, price													$ 216,500,000
Loans receivable																			224,968,000								224,968,000					224,968,000
Financing receivable, amount exceed fair value																			$ 223,665,000						31,218,000		$ 223,665,000					$ 358,606,000		31,218,000
Number of loans					2														2								2					2
Outstanding balance																			$ 1,311,311,000								$ 1,311,311,000					$ 1,530,561,000
Equity securities, FV-NI, unrealized gain																			25,942,000		(25,748,000)						13,454,000		(217,370,000)			(48,994,000)		(134,027,000)
Debt instrument, repurchase amount																																58,924
Equity securities, FV-NI, unrealized loss																					63,674,000				5,899,000				287,043,000			$ 287,043,000
Variable interest, ownership percentage																																10.00%
Partnership investment interests																											23,575,000					$ 15,867,000		35,196,000
Total assets measured at fair value																			276,918,000						1,241,817,000		276,918,000					289,461,000		1,241,817,000
Senior notes payable, net																			1,311,311,000								1,311,311,000					1,530,561,000
Fair value																			648,218,000						1,127,503,000		648,218,000					769,476,000		1,127,503,000
Notes payable, fair value disclosure																			132,091,000						688,343,000		132,091,000					243,779,000		688,343,000
Equity method aggregate carrying value																			92,427,000								92,427,000					85,487,000
Income (loss) from equity method investments																			9,193,000		6,000						34,244,000	[1]	12,000	[1]		31,000		(152,000)
Net investment income																											85,233,000					82,462,000
Outstanding common stock percent																																													0.60%
Noncontrolling interest, continues to own percent																																													89.40%
Consideration paid amount																																													$ 1,575,000
Variable interest entity, primary beneficiary, maximum loss exposure, amount																			1,303,000						209,395,000		1,303,000					2,057,000		209,395,000
Agent fees																			0		0						0		866,000			866,000		3,382,000
Number of brand apparel operating companies									2
Repayments of notes payable																											13,437,000	[1]	6,156,000	[1]		6,653,000		13,806,000
Gain (loss) on extinguishment of debt																			(950,000)		(5,900,000)						(21,643,000)		(5,780,000)			(18,725,000)		(5,409,000)
Gain (loss) on sale of businesses																					476,000						86,213,000	[1]	790,000	[1]				15,903,000
Incentive fee payable																									16,633,000							$ 17,143,000		16,633,000
Interest expense:																			(18,769,000)		(32,996,000)						(72,685,000)		(102,195,000)
Number of existing loan receivable																																2
Interest receivable																									8,889									8,889
Loans receivable, fair value disclosure, maximum loss exposure																																$ 59,340,000		368,074,000
Advertising costs																																7,206,000		10,130,000
Restricted cash																			1,274,000						1,875,000		1,274,000					100,475,000		1,875,000
Depreciation and amortization																																10,017,000		9,221,000
Consideration transferred, liabilities incurred																																37,700,000
Cash																																$ 18,670,000
Reporting units																																5
Impairment of goodwill and other intangible assets																											1,500,000		27,681,000			$ 105,373,000		70,333,000
Impairment of goodwill and other intangible assets																											1,500,000	[1]	27,681,000	[1]		105,373,000		70,333,000
Impairment of intangible assets																																16,028,000		1,733,000
Senior notes payable																									1,668,021,000							1,530,561,000		1,668,021,000
Transaction gains																																2,843,000		2,294,000
Warrants repurchased (in Shares) | shares			98,444																																					913,692		52,000	372,268	39,968
Equity investments								$ 82,462,000																	2,087,000							85,487,000		2,087,000
Realized and unrealized losses on investments																			32,756,000		$ (22,197,000)						28,472,000		(212,362,000)			(263,686,000)		(162,053,000)
Dividends from equity investments																											189,000	[1]	$ 111,000	[1]		159,000		434,000
Preferred stock, liquidation preference																			120,127,000								120,127,000					114,082,000
Noncontrolling interest																																82,462,000
Operating lease right-of-use assets																			36,263,000								36,263,000					51,509,000
Proceeds from sale and collection of finance receivables																																		23,668,000
Operating lease liabilities																			$ 44,901,000								$ 44,901,000					$ 58,499,000
Sold price per unit (in Dollars per share) | $ / shares																																				$ 10																					$ 2,090,909
Consummate business combination transaction term																																				24 months
Consummate business combination transaction term, circumstance based																																				27 months
Senior Notes [Member]
Summary of Significant Accounting Policies [Line Items]
Interest rate																			5.50%								5.50%					6.375%
Repayments of long-term debt																											$ 115,844,000
Fair value at issuance																			$ 1,848,000								1,848,000
Principal amount																																$ 93,067
Senior notes payable																			1,311,329,000						1,681,151,000		1,311,329,000					1,530,656,000		1,681,151,000
Outstanding balance																			1,311,311,000						1,668,021,000		1,311,311,000					1,530,561,000		1,668,021,000
Line of Credit [Member]
Summary of Significant Accounting Policies [Line Items]
Loans receivable - at fair value																									532,419,000									532,419,000
Senior notes payable																			131,576,000								131,576,000					205,569,000
Outstanding balance																			121,924,000								121,924,000					199,429,000
FRG Investment [Member]
Summary of Significant Accounting Policies [Line Items]
Rate of equity interests													31.00%
B&W [Member]
Summary of Significant Accounting Policies [Line Items]
Fair value																			$ 79,595,000						$ 40,072,000		$ 79,595,000					$ 45,012,000		$ 40,072,000
Rate of equity interests																			25.00%		29.10%				29.10%		25.00%		29.10%		29.10%	29.10%		29.10%
Synchronoss [Member]
Summary of Significant Accounting Policies [Line Items]
Fair value																									$ 8,780,000							$ 7,200,000		$ 8,780,000
Variable interest, ownership percentage																											4.00%							14.00%
Synchronoss Technologies, Inc. [Member]
Summary of Significant Accounting Policies [Line Items]
Fair value																			$ 2,488,000								$ 2,488,000					7,200,000
GA Holdings [Member]
Summary of Significant Accounting Policies [Line Items]
Rate of equity interests								44.20%
Joann Retail [Member]
Summary of Significant Accounting Policies [Line Items]
Rate of equity interests				47.40%
Income (loss) from equity method investments																			0								1,714,000
Balance of equity method investment																			33,086,000								33,086,000
BRC Partners Opportunity Fund, LP
Summary of Significant Accounting Policies [Line Items]
Rate of equity interests																																															86.60%
Bicoastal Alliance, LLC [Member]
Summary of Significant Accounting Policies [Line Items]
Rate of equity interests									50.00%																																								50.00%
Repayments of notes payable		$ 700,000
Gain (loss) on disposition of business																											28,411,000
Alta Equipment Group, Inc. [Member]
Summary of Significant Accounting Policies [Line Items]
Fair value																																$ 0
Variable interest, ownership percentage																																		11.00%
Bebe Stores Inc. [Member]
Summary of Significant Accounting Policies [Line Items]
Stock purchased during period, shares (in Shares) | shares												3,700,000
Payments to acquire equity securities, FV-NI												$ 18,500,000
Dividends from equity investments																																		$ 245,000
BR Brands Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants repurchased (in Shares) | shares																	200,000																																									200,000
Exercise price (in Dollars per share) | $ / shares																																																										$ 26.24
Class of warrant or right, outstanding (in Shares) | shares																									200,000							0		200,000
Payments for repurchase of warrants																	$ 653,000
2018 Employee Stock Purchase Plan [Member]
Summary of Significant Accounting Policies [Line Items]
Market value percentage																		85.00%
Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Number of loans					2
Warrants repurchased (in Shares) | shares			52,000																																					98,444		372,268
Exercise price per share (in Dollars per share) | $ / shares			$ 10																																					$ 10		$ 10
Subsequent Event [Member] | Senior Notes [Member]
Summary of Significant Accounting Policies [Line Items]
Principal amount			$ 13,000,000																																					$ 42,838,000		$ 93,067,000		$ 24,611,000
Subsequent Event [Member] | Bicoastal Alliance, LLC [Member]
Summary of Significant Accounting Policies [Line Items]
Additional ownership percentage acquired			0.50
Subsequent Event [Member] | Bicoastal Alliance, LLC [Member] | Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Repayments of notes payable			$ 700,000
Fair Value, Measurements, Recurring [Member]
Summary of Significant Accounting Policies [Line Items]
Fair value, option, aggregate differences, loans and long-term receivables																			$ 377,964,000						$ 555,882,000		$ 377,964,000					$ 446,004,000		$ 555,882,000
Loans receivable																									563,637,000							448,709,000		563,637,000
Valuation, Income Approach [Member] | Measurement Input, EBITDA Multiple [Member]
Summary of Significant Accounting Policies [Line Items]
Business combination, contingent asset, measurement input								8.3
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Consummated units (in Shares) | shares																																				17,250,000
Investment Performance [Member]
Summary of Significant Accounting Policies [Line Items]
Operating lease right-of-use assets																									14,570,000							$ 3,294,000		14,570,000
Operating lease liabilities																									14,570,000									14,570,000
GA Holdings [Member]
Summary of Significant Accounting Policies [Line Items]
Nonaccrual to outstanding, percent																			45.40%								45.40%					1.90%
Income (loss) from equity method investments																			$ 6,410,000								$ 2,771,000
Exela Technologies, Inc
Summary of Significant Accounting Policies [Line Items]
Nonaccrual to outstanding, percent																			45.80%								45.80%					35.70%
Conn’s [Member]
Summary of Significant Accounting Policies [Line Items]
Consideration received							$ 27,738,000
Fair value adjustment																																$ (71,724,000)		494,000
First Lien Loan [Member]
Summary of Significant Accounting Policies [Line Items]
Consideration received, interest							$ 238,000
Joann Retail [Member]
Summary of Significant Accounting Policies [Line Items]
Equity method aggregate carrying value																			$ 0								$ 0
Net investment income																											$ 6,163,000
Freedom VCM Holdings, LLC [Member]
Summary of Significant Accounting Policies [Line Items]
Interest rate													12.00%						12.00%								12.00%
Loan receivable																			$ 1,303,000						20,624,000		$ 1,303,000					2,169,000		20,624,000
Dividends paid, equal to the greater of net after-tax proceeds, percentage													80.00%						80.00%								80.00%
Dividends paid, equal to the greater of gross proceeds, percentage													50.00%						50.00%								50.00%
Take-private transaction, price													$ 227,296,000
Fair value																									232,065,000							0		232,065,000
Payments to acquire equity method investments													216,500,000
Take-private transaction, vote or disposal, amount of shares													64,644,000
Debt instrument, repurchase amount													20,911,000
Loans receivable																																3,913,000
Fair value adjustment																			$ (165,000)		$ (54,333,000)						$ (754,000)		$ (222,718,000)
Freedom VCM Holdings, LLC [Member] | Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Loan receivable																																					$ 1,284,000
W.S. Badcock Corporation [Member]
Summary of Significant Accounting Policies [Line Items]
Payments to acquire finance receivables														$ 168,363,000	$ 400,000,000								$ 145,278,000	$ 145,278,000
Freedom VCM Receivables, Inc. [Member]
Summary of Significant Accounting Policies [Line Items]
Gain (loss) on sale of financing receivable													(78,000)
SW-B. Riley Retail [Member]
Summary of Significant Accounting Policies [Line Items]
Equity method investments noncontrolling interest																			7,194,000								$ 7,194,000					$ 3,025,000
Nogin Inc. [Member]
Summary of Significant Accounting Policies [Line Items]
Debtor in possession commitment fund																									17,530,000									17,530,000
Financing commitment, additional funds									$ 20,170,000
Financing commitment, payable in kind fees									1,700,000
Financing commitment, payment									15,500,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Cash fee percentage																											7.00%					7.00%
Carried interest percentage																											8.00%					8.00%
Minimum [Member] | BRC Partners Opportunity Fund, LP
Summary of Significant Accounting Policies [Line Items]
Rate of equity interests																																10.70%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Cash fee percentage																											10.00%					10.00%
Carried interest percentage																											15.00%					15.00%
Maximum [Member] | BRC Partners Opportunity Fund, LP
Summary of Significant Accounting Policies [Line Items]
Rate of equity interests																																22.60%
Weighted Average [Member] | Discounted Cash Flow [Member]
Summary of Significant Accounting Policies [Line Items]
Noncontrolling interest, measurement input																																													0.75
Weighted Average [Member] | Market Approach [Member]
Summary of Significant Accounting Policies [Line Items]
Noncontrolling interest, measurement input																																													0.25
First Priority Security Interest [Member]
Summary of Significant Accounting Policies [Line Items]
Loan receivable																																$ 32,136,000
First Priority Security Interest [Member] | Freedom VCM Holdings, LLC [Member]
Summary of Significant Accounting Policies [Line Items]
Loan receivable													200,506,000						200,506,000								$ 200,506,000					2,057,000
Take-private transaction, price													227,296,000														227,296,000
Principal amount																									$ 200,506,000							$ 224,968,000		$ 200,506,000
Loans receivable, fair value disclosure, loan portfolio percentage																									37.70%							2.30%		37.70%
Paid-in-kind interest																																$ 24,462,000
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Repurchased of common stock, shares (in Shares) | shares																													36,903			36,903
Stock repurchased during period, value																													$ 1,011,000			$ 1,011,000
Common Class A [Member]
Summary of Significant Accounting Policies [Line Items]
Exercise price per share (in Dollars per share) | $ / shares																																				$ 11.5
Common Class A [Member] | IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Class of warrant or right, number of securities called by each warrant or right (in Shares) | shares																																				1
Conn’s [Member] | Freedom VCM Holdings, LLC [Member]
Summary of Significant Accounting Policies [Line Items]
Sale of stock, percentage of ownership after transaction											49.99%
Gross proceeds											$ 69,900,000
Conn’s [Member] | Preferred Stock [Member] | Freedom VCM Holdings, LLC [Member]
Summary of Significant Accounting Policies [Line Items]
Consummated units (in Shares) | shares											1,000,000
Conn’s [Member] | Nonvoting Common Stock [Member] | Freedom VCM Holdings, LLC [Member]
Summary of Significant Accounting Policies [Line Items]
Preferred stock, convertible, shares issuable (in Shares) | shares											24,540,295
Fair Value, Inputs, Level 3 [Member]
Summary of Significant Accounting Policies [Line Items]
Loan receivable																			55,018,000						$ 532,419,000		55,018,000					90,103,000		$ 532,419,000
Total assets measured at fair value																			83,995,000						$ 985,000,000		$ 83,995,000					$ 130,619,000		$ 985,000,000
Fair value adjustments																			$ (37,000)
Fair Value Adjustments	[2]																				(71,477,000)
Transfer in and/or out of Level 3
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of total assets measured in Level 3 of the hierarchy level																			5.00%						16.20%		5.00%					7.30%		16.20%
Contingent Consideration [Member] | Fair Value, Inputs, Level 3 [Member]
Summary of Significant Accounting Policies [Line Items]
Fair value adjustments																																		$ (4,170,000)
Change in unrealized gains/(losses)																			$ 4,560,000		(373)						$ 4,394,000
Change in unrealized gains/(losses)																													(513,000)
Fair Value Adjustments																			(4,560,000)	[2]	373,000	[2]					(4,394,000)	[3]	513,000	[3]		$ 850,000	[4]	(4,170,000)	[4]
Transfer in and/or out of Level 3																																(10,813,000)
Liability Classified Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Summary of Significant Accounting Policies [Line Items]
Change in unrealized gains/(losses)																			(4,340,000)								(640,000)
Fair Value Adjustments																			4,340,000	[2]							640,000	[3]
Transfer in and/or out of Level 3
Embedded Derivative Financial Instruments [Member] | Fair Value, Inputs, Level 3 [Member]
Summary of Significant Accounting Policies [Line Items]
Change in unrealized gains/(losses)																											8,119,000
Fair Value Adjustments	[3]																										(8,119,000)
Transfer in and/or out of Level 3
Retailer Loan [Member]
Summary of Significant Accounting Policies [Line Items]
Loan receivable																									$ 167,568,000							25,147,000		167,568,000
Gain (loss) on sales of loans, net																											(38,100,000)
Senior notes payable																									$ 62,808,000							6,082,000		$ 62,808,000
Outstanding balance																																$ 45,826,000
Loans receivable, fair value disclosure, loan portfolio percentage																									31.50%							27.90%		31.50%
Retailer Loan [Member] | Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Gain (loss) on sales of loans, net					$ 1,643,000
Outstanding balance					$ 6,611,000
Repayments of debt																$ 1,114,000
Retailer Loan [Member] | First Lien Loan [Member]
Summary of Significant Accounting Policies [Line Items]
Loan receivable																																$ 19,761,000
Retailer Loan [Member] | Freedom VCM Receivables, Inc. [Member]
Summary of Significant Accounting Policies [Line Items]
Outstanding balance																																39,744,000
Freedom VCM Holdings, LLC [Member]
Summary of Significant Accounting Policies [Line Items]
Fair value adjustment																																(222,911,000)		$ 0
Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Summary of Significant Accounting Policies [Line Items]
Fair value adjustments																			645,000
Nogin Inc. [Member]
Summary of Significant Accounting Policies [Line Items]
Business combination, consideration transferred, loans receivable																													$ 37,700,000			37,700,000
Consideration transferred, liabilities incurred									37,700,000																		37,700,000
Cash									$ 18,670,000																		18,670,000
Impairment of goodwill and other intangible assets																																57,664,000
Targus [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment of goodwill and other intangible assets																																68,600,000
Lingo [Member]
Summary of Significant Accounting Policies [Line Items]
Consideration transferred, liabilities incurred																																		7,000,000
Business combination, recognized identifiable assets acquired and liabilities assumed, Loans receivable																									$ 1,190,000									1,190,000
Stock issued																																		2,111,000
Lingo [Member] | Lingo [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest in acquiree, percentage																																																			100.00%
Badcock Loans Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Proceeds from sale and collection of loans receivable																																		124,397,000
Business combination, recognized identifiable assets acquired and liabilities assumed, Loans receivable																									58,872,000									58,872,000
Proceeds from sale and collection of finance receivables																																		65,790,000
Contributions from noncontrolling interests																																		3,374,000
Other Fixed Income Securities Member]
Summary of Significant Accounting Policies [Line Items]
Interest expense:																																66,128,000		145,435,000
Other Equity Investments [Member]
Summary of Significant Accounting Policies [Line Items]
Fair value																			$ 18,938,000						$ 81,685,000		$ 18,938,000					$ 29,562,000		$ 81,685,000
Equity method investment, number of private companies																			3						6		3					5		6
FRG [Member]
Summary of Significant Accounting Policies [Line Items]
Fair value																									$ 287,043,000							$ 0		$ 287,043,000
Payments to acquire equity method investments													$ 281,144,000
Bebe Stores Inc. [Member]
Summary of Significant Accounting Policies [Line Items]
Fair value of noncontrolling interest												76.20%																																									40.10%
Fair value												$ 30,575,000
Realized and unrealized losses on investments																															$ 12,891,000
Senior Notes [Member] | Senior Notes [Member]
Summary of Significant Accounting Policies [Line Items]
Interest rate																			5.00%								5.00%
Senior Notes due December 2026 [Member] | Senior Notes [Member]
Summary of Significant Accounting Policies [Line Items]
Interest rate																			5.25%								5.25%
Repayments of long-term debt																											$ 146,448,000
Senior Notes due August 2028 [Member] | Senior Notes [Member]
Summary of Significant Accounting Policies [Line Items]
Interest rate																			6.00%								6.00%
Repayments of long-term debt																											$ 39,486,000
Senior Notes due January 2028 [Member] | Senior Notes [Member]
Summary of Significant Accounting Policies [Line Items]
Interest rate																			6.50%								6.50%
Repayments of long-term debt																											$ 51,134,000
Senior Notes due September 2026 [Member] | Senior Notes [Member]
Summary of Significant Accounting Policies [Line Items]
Repayments of long-term debt																											2,061,000
Senior Notes due September 2026 [Member] | Senior Notes [Member]
Summary of Significant Accounting Policies [Line Items]
Repayments of long-term debt																											277,007,000
Term Loan [Member]
Summary of Significant Accounting Policies [Line Items]
Fair value at issuance																			$ 7,860,000								7,860,000
Debt instrument, exit fee amount																			$ 11,244,000								$ 11,244,000
Outstanding balance																									$ 475,056,000							$ 117,292,000		$ 475,056,000
Senior Notes due 2025 [Member] | Senior Notes [Member]
Summary of Significant Accounting Policies [Line Items]
Interest rate																					6.375%								6.375%
Repayments of long-term debt																													$ 1,130,000
6.375% Senior Notes due 2025 [Member]
Summary of Significant Accounting Policies [Line Items]
Interest rate																																6.375%
6.375% Senior Notes due 2025 [Member] | Senior Notes [Member]
Summary of Significant Accounting Policies [Line Items]
Interest rate																			6.375%						6.375%		6.375%					6.375%		6.375%												6.375%
Repayments of long-term debt																																$ 1,130,000
Senior notes payable																									$ 146,432,000							145,211,000		$ 146,432,000
6.375% Senior Notes due 2025 [Member] | Subsequent Event [Member] | Senior Notes [Member]
Summary of Significant Accounting Policies [Line Items]
Interest rate																																														6.375%
Class B Preferred Units [Member] | BR Financial [Member]
Summary of Significant Accounting Policies [Line Items]
Preferred units, issued and outstanding, percentage								93.20%																																								93.20%
Preferred stock, liquidation preference, payment-in-kind coupon, percentage								2.30%																																								2.30%
Preferred stock, liquidation preference								$ 183,000,000																																								$ 183,000,000
Discount rate								19.20%
Equity method investment, valuation assumption, duration								5 years
Common Units [Member]
Summary of Significant Accounting Policies [Line Items]
Preferred stock, liquidation preference																																																203,000,000
Loans Receivable at Fair Value [Member] | Fair Value, Inputs, Level 3 [Member]
Summary of Significant Accounting Policies [Line Items]
Fair value adjustments																			682,000		$ (71,477)						(5,997,000)		(259,260,000)			(325,499,000)		20,225,000
Fair Value Adjustments																			1,299,000	[2]							(5,997,000)	[3]	(259,260,000)	[3]		(325,499,000)	[4]	20,225,000	[4]
Transfer in and/or out of Level 3
Other Assets [Member] | Fair Value, Inputs, Level 3 [Member]
Summary of Significant Accounting Policies [Line Items]
Fair Value Adjustments	[2]																		(1,029,000)
Transfer in and/or out of Level 3
Other Assets [Member] | Equity Securities [Member]
Summary of Significant Accounting Policies [Line Items]
Fair value adjustments																			1,299,000
Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Summary of Significant Accounting Policies [Line Items]
Fair value adjustments																			(66,349,000)								(3,003)		(260,678,000)			(349,918,000)		(4,600,000)
Fair Value Adjustments																			645,000	[2]	(66,349,000)	[2]					(3,003,000)	[3]	(325,310,000)	[3]		(349,918,000)	[4]	(4,600,000)	[4]
Transfer in and/or out of Level 3																													(1,077,000)
Equity Securities [Member] | Trading Losses Income and Fair Value Adjustments On Loan [Member] | Fair Value, Inputs, Level 3 [Member]
Summary of Significant Accounting Policies [Line Items]
Fair value adjustments																																(70,437,000)		10,883,000
Equity Securities [Member] | Gain (Loss) on Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Summary of Significant Accounting Policies [Line Items]
Fair value adjustments																																(279,481,000)		(15,483,000)
Goodwill [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment of goodwill and other intangible assets																										$ 26,681,000								84,345,000
Goodwill [Member] | Targus [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment of goodwill and other intangible assets																																		53,100,000
Indefinite-Lived Intangible Assets [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment of goodwill and other intangible assets																										$ 1,000,000						22,000,000		5,000,000
Indefinite-Lived Intangible Assets [Member] | Targus [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment of goodwill and other intangible assets																																$ 4,000,000		15,500,000
Secured Debt [Member] | Line of Credit [Member]
Summary of Significant Accounting Policies [Line Items]
Senior notes payable																																																						$ 52,500,000
Secured Debt [Member] | Term Loan [Member] | Line of Credit [Member]
Summary of Significant Accounting Policies [Line Items]
Principal amount														$ 148,200,000										$ 49,890,000																												$ 78,296,000
Revolving Credit Facility [Member]
Summary of Significant Accounting Policies [Line Items]
Senior secured revolving credit bears interest rate													6.00%
Revolving Credit Facility [Member] | GA Holdings [Member]
Summary of Significant Accounting Policies [Line Items]
Senior secured revolving credit bears interest rate																																9.27%
Related Party [Member]
Summary of Significant Accounting Policies [Line Items]
Loans receivable - at fair value																			$ 27,845,000								$ 27,845,000					$ 51,902,000
Financing receivable, amount exceed fair value																																222,911,000
Related Party [Member] | FRG Investment [Member]
Summary of Significant Accounting Policies [Line Items]
Rate of equity interests													31.00%
Related Party [Member] | Torticity, LLC [Member]
Summary of Significant Accounting Policies [Line Items]
Loan receivable																									6,791,000							0		6,791,000																$ 15,369,000
Total principal commitment amount																																																		$ 6,690,000
Loans receivable, bears rate																			20.00%								20.00%																							15.00%
Interest income amount																			$ 521,000
Investment, interest rate, paid in kind																																																		8.00%
Related Party [Member] | Torticity, LLC [Member] | Cash [Member]
Summary of Significant Accounting Policies [Line Items]
Loans receivable, bears rate																																																		7.50%
Related Party [Member] | Torticity, LLC [Member] | Payment in Kind (PIK) Note [Member]
Summary of Significant Accounting Policies [Line Items]
Loans receivable, bears rate																																																		7.50%
Related Party [Member] | Freedom VCM Receivables, Inc. [Member]
Summary of Significant Accounting Policies [Line Items]
Loan receivable																									$ 42,183,000							3,913,000		$ 42,183,000
Payments to acquire finance receivables													$ 58,872,000
Gain (loss) on sale of financing receivable													$ 78,000
Interest rate													19.74%
Related Party [Member] | B.Riley Principal Investments, LLC [Member] | Torticity, LLC [Member]
Summary of Significant Accounting Policies [Line Items]
Loan receivable																																							$ 2,605,000											$ 25,000,000
Total principal commitment amount																																																		$ 15,000,000
Related Party [Member] | Retailer Loan [Member] | GA Holdings [Member]
Summary of Significant Accounting Policies [Line Items]
Senior notes payable																																1,339,000
Proceeds from collection of finance receivables						$ 13,661,000
Related Party [Member] | Retailer Loan [Member] | Conn’s [Member]
Summary of Significant Accounting Policies [Line Items]
Loans receivable - at fair value											$ 108,000,000
Loan receivable																			0								$ 0					19,065,000
Senior notes payable										$ 93,000,000									78,000,000								78,000,000					93,000,000
Debt instrument, floor, percentage											4.80%
Senior secured revolving credit bears interest rate											8.00%
Unamortized discount amount																			2,705,000								2,705,000					2,705,000
Loans receivable, exceeded fair value disclosure amount																			75,295,000								75,295,000					71,230,000
Proceeds from collection of finance receivables										$ 15,000,000
Related Party [Member] | Retailer Loan [Member] | Torticity, LLC [Member]
Summary of Significant Accounting Policies [Line Items]
Loan receivable																			16,333,000								16,333,000					$ 16,333,000
Related Party [Member] | Retailer Loan [Member] | GA Joann Retail Partnership, LLC
Summary of Significant Accounting Policies [Line Items]
Borrowing capacity credit facility amount				$ 52,000,000
Related Party [Member] | Retailer Loan [Member] | BR Financial [Member]
Summary of Significant Accounting Policies [Line Items]
Senior secured revolving credit bears interest rate				10.00%
Borrowing capacity credit facility amount				$ 24,653,000
Related Party [Member] | Lingo [Member] | Lingo [Member]
Summary of Significant Accounting Policies [Line Items]
Business acquisition, percentage of voting interests acquired																																																			20.00%
Equity interest in acquiree, percentage																																																							80.00%	40.00%
Related Party [Member] | FRG [Member]
Summary of Significant Accounting Policies [Line Items]
Payments to acquire equity method investments													$ 281,144,000
Related Party [Member] | Torticity, LLC [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Fair value of noncontrolling interest																																						4.70%
Related Party [Member] | Torticity, LLC [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Fair value of noncontrolling interest																																						19.00%
Related Party [Member] | BRC Partners Opportunity Fund, LP
Summary of Significant Accounting Policies [Line Items]
Ownership, percentage																																58.20%
Related Party [Member] | BRC Partners Opportunity Fund, LP | BRC Trust [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership, percentage																																															58.20%
Related Party [Member] | Common Units [Member] | BR Financial [Member]
Summary of Significant Accounting Policies [Line Items]
Preferred units, issued and outstanding, percentage								44.20%
Related Party [Member] | Common Units [Member] | BR Financial [Member] | GA Holdings [Member]
Summary of Significant Accounting Policies [Line Items]
Preferred units, issued and outstanding, percentage								44.20%
Related Party [Member] | Revolving Credit Facility [Member] | GA Holdings [Member]
Summary of Significant Accounting Policies [Line Items]
Senior secured revolving credit bears interest rate								4.75%
Borrowing capacity credit facility amount								$ 25,000,000
Loan receivable outstanding amount								1,698,000
Related Party [Member] | Revolving Credit Facility [Member] | GA Holdings [Member] | Line of Credit [Member]
Summary of Significant Accounting Policies [Line Items]
Borrowing capacity credit facility amount			$ 40,000,000					25,000,000																																	$ 25,000,000
Loan receivable outstanding amount								$ 1,698,000											25,000,000								25,000,000					$ 1,698,000																$ 1,698,000
Realized and Unrealized Gains Losses [Member] | Fair Value, Inputs, Level 3 [Member]
Summary of Significant Accounting Policies [Line Items]
Fair value adjustments																			(1,029,000)
Realized and Unrealized Gains Losses [Member] | Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Summary of Significant Accounting Policies [Line Items]
Fair value adjustments																					$ (51,222)						(1,791,000)		(325,310,000)
Trading Losses Income and Fair Value Adjustments On Loan [Member] | Fair Value, Inputs, Level 3 [Member]
Summary of Significant Accounting Policies [Line Items]
Fair value adjustments																			(902,000)
Trading Losses Income and Fair Value Adjustments On Loan [Member] | Other Assets [Member] | Fair Value, Inputs, Level 3 [Member]
Summary of Significant Accounting Policies [Line Items]
Fair value adjustments																			(127,000)
Trading Losses Income and Fair Value Adjustments On Loan [Member] | Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Summary of Significant Accounting Policies [Line Items]
Fair value adjustments																			$ (15,127,000)								$ (1,212,000)		$ (64,632,000)
Investor | BRC Partners Opportunity Fund, LP | BRC Trust [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership, percentage																																															13.40%
BRPM 250 [Member]
Summary of Significant Accounting Policies [Line Items]
Gross proceeds																																				$ 172,500,000

[1]	Amounts presented contain results from both continuing and discontinued operations. Refer to Note 4 — Discontinued Operations and Assets Held for Sale for additional information regarding cash flow associated with the results of discontinued operations.
[2]	Fair value adjustments during the three months ended September 30, 2025 includes the following: $645 of realized and unrealized gains (losses) on equity securities is comprised of $(37) included in “Trading gains (losses), net” and $682 included in “Realized and unrealized gains (losses) on investments”, $1,299 of fair value adjustments on loans included in “Fair value adjustments on loans”, $(1,029) of realized and unrealized losses related to other assets which is comprised of $(127) recorded to “Trading gains (losses), net” and $(902) recorded to “Realized and unrealized gains (losses) on investments”, $4,560 of realized and unrealized gains related to contingent consideration included in “Selling, general and administrative expenses”, and $(4,340) of unrealized gains related to liability-classified warrants included in “Change in fair value of financial instruments and other” line items in the unaudited condensed consolidated statements of operations. Fair value adjustments during the three months ended September 30, 2024 includes the following: $(66,349) of realized and unrealized gains (losses) on equity securities is comprised of $(15,127) of realized and unrealized gains (losses) included in “Trading gains (losses), net” and $(51,222) of realized and unrealized gains (losses) included in “Realized and unrealized gains (losses) on investments”, $(71,477) of fair value adjustments on loans included in “Fair value adjustments on loans”, and $(373) related to contingent consideration included in “Selling, general and administrative expenses” line items in the unaudited condensed consolidated statements of operations.
[3]	Fair value adjustments during the nine months ended September 30, 2025 includes the following: $(3,003) of realized and unrealized gains (losses) on equity securities is comprised of $(1,212) included in “Trading gains (losses), net” and $(1,791) of realized and unrealized gains (losses) included in “Realized and unrealized gains (losses) on investments”, $(5,997) of fair value adjustments on loans included in “Fair value adjustments on loans”, $4,394 of realized and unrealized gains related to contingent consideration included in “Selling, general and administrative expenses”, $(640) of realized and unrealized losses related to liability-classified warrants included in “Change in fair value of financial instruments and other”, and $8,119 of unrealized gains related to embedded derivatives included in “Change in fair value of financial instruments and other” line items in the unaudited condensed consolidated statements of operations. Fair value adjustments during the nine months ended September 30, 2024 includes the following: $(325,310) of realized and unrealized gains (losses) on equity securities is comprised of $(64,632) of realized and unrealized gains (losses) included in fair value adjustments on loans and $(260,678) of realized and unrealized gains (losses) included in “Realized and unrealized gains (losses) on investments”, $(259,260) of fair value adjustments on loans included in “Fair value adjustments on loans”, and $(513) related to contingent consideration included in “Selling, general and administrative expenses” line items in the unaudited condensed consolidated statements of operations.
[4]	Fair value adjustments during the year ended December 31, 2024 includes the following: $(349,918) of realized and unrealized gains (losses) on equity securities is comprised of $(70,437) of realized and unrealized gains (losses) included in trading (loss) income and $(279,481) of realized and unrealized gains (losses) included in other income (loss) — realized and unrealized gains (losses) on investments, $(325,499) of fair value adjustments on loans included in fair value adjustments on loans, and $850 related to contingent consideration included in selling, general and administrative expenses in the consolidated statement of operations. Fair value adjustments during the year ended December 31, 2023 includes the following: $(4,600) of realized and unrealized gains (losses) on equity securities is comprised of $10,883 of realized and unrealized gains (losses) included in trading (loss) income and $(15,483) of realized and unrealized gains (losses) included in other income (loss) — realized and unrealized gains (losses) on investments, $20,225 of fair value adjustments on loans included in fair value adjustments on loans, and $(4,170) related to contingent consideration included in selling, general and administrative expenses in the consolidated statement of operations.